Share Capital (Tables)	12 Months Ended
Jun. 30, 2023
Share Capital [Abstract]
Schedule of Issued and Fully Paid Ordinary Shares
	30 June 2023		30 June 2022
	Number of		Number of
	shares	Amount	shares	Amount
		RM		RM
Issued and fully paid ordinary shares
At the beginning of the year	10,000,000	4,416	10,000,000	4,416
Issuance of shares	16,437,500	23,304,379	-	-
As at end of the year	26,437,500	23,308,795	10,000,000	4,416